LIR CASH RESERVES FUND
                             LIR LIQUID ASSETS FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

         LIR Cash Reserves Fund ("Cash Reserves Fund") and LIR Liquid Assets Fund ("Liquid Assets Fund") are diversified series of Mitchell Hutchins LIR Money Series ("Trust"), a professionally managed open-end investment company.

         Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as the funds' investment adviser, administrator and distributor.

         Portions of each fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of a fund's Annual Report without charge by calling toll-free 1-800-647-1568.

         This SAI is not a Prospectus and should be read only in conjunction with a fund's Prospectus, dated September 1, 2000. A copy of each fund's Prospectus may be obtained by calling toll-free 1-800-647-1568. The Prospectuses contain more information about the funds. You should read a fund's Prospectus carefully before investing. This SAI is dated September 1, 2000.



                                TABLE OF CONTENTS

                                                                            PAGE

The Funds and Their Investment Policies................................       2
The Funds' Investments, Related Risks and Limitations..................       2
Organization of the Trust; Trustees and Officers; Principal
    Holders and Management Ownership of Securities.....................       8
Investment Advisory, Administration and Distribution Arrangements......      16
Portfolio Transactions.................................................      18
Additional Purchase and Redemption Information; Service
    Organizations......................................................      19
Valuation of Shares....................................................      20
Performance Information................................................      20
Taxes..................................................................      22
Other Information......................................................      23
Financial Statements...................................................      23


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                     THE FUNDS AND THEIR INVESTMENT POLICIES

         Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

         Each  fund's  investment  objective  is to  provide  as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The funds invest in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements regarding any of the foregoing and (5) investment company securities. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

         The funds may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

         The funds may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality.

         Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only U.S. dollar denominated obligations of foreign issuers.

         Each fund may invest up to 10% of its net assets in illiquid securities. The funds may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained in the Prospectuses and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectuses or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

         YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which each fund invests (such as U.S. government securities, commercial paper and bank obligations) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the


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obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

         U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

         U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

         COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. A fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

         ASSET-BACKED SECURITIES. Each fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

         VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Each fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, a fund may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if the securities are subject to a demand feature exercisable within 13 months or less. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

         Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the


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bank that  originated the financing or some other index or published  rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Each fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

         INVESTING IN FOREIGN SECURITIES. Each fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

         CREDIT AND LIQUIDITY ENHANCEMENTS. Each fund may invest in securities that have credit or liquidity enhancements or a fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when a fund wishes to do so.

         ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. A fund may not be able readily to liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

         Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

         Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the


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marketability  of such  portfolio  securities,  and the fund  might be unable to dispose of them promptly or at favorable prices.

         The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

         Mitchell Hutchins also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

         Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

         Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and a fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


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         WHEN-ISSUED  AND DELAYED  DELIVERY  SECURITIES.  Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

         A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts." A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.

         INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to limitations under the Investment Company Act. Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

         LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. A fund will retain authority to terminate any of its loans at any time. A fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. A fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

         Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the funds' securities lending program.

         SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis and reverse repurchase agreements, they will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an


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amount  at least  equal to each  fund's  obligation  or  commitment  under  such transactions.

INVESTMENT LIMITATIONS OF THE FUNDS

         FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

         Each fund will not:

         (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

         (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

         The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

         (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

         The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

         (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

         (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

         Each fund will not:

         (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

         (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

         (5)      invest more than 10% of its net assets in illiquid securities.



                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

         The Trust was organized on April 29, 1998, as a business trust under the laws of Delaware and has five series. The board has authority to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.

         The Trust is governed by a board of trustees, which oversees the funds' operations. The board also is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                                                          BUSINESS EXPERIENCE;
   NAME AND ADDRESS; AGE        POSITION WITH TRUST       OTHER DIRECTORSHIPS
   ---------------------        -------------------       --------------------
Margo N. Alexander*+; 53        Trustee and President     Mrs.   Alexander    is
                                                          Chairman  (since March
                                                          1999), chief executive
                                                          and   a  director   of
                                                          Mitchell      Hutchins
                                                          (since  January 1995),
                                                          and an  executive vice
                                                          president     and    a
                                                          director            of
                                                          PaineWebber     (since
                                                          March   1984).    Mrs.
                                                          Alexander is president
                                                          and   a   director  or
                                                          trustee      of     30
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one   of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

Richard Q. Armstrong; 65        Trustee                   Mr.    Armstrong    is
R.Q.A. Enterprises                                        chairman and principal
One Old Church Road                                       of  R.Q.A. Enterprises
Unit #6                                                   (management consulting
Greenwich, CT 06830                                       firm) (since     April
                                                          1991  and    principal
                                                          occupation since March
                                                          1995).  Mr.  Armstrong
                                                          was  chairman  of  the
                                                          board, chief executive
                                                          officer  and  co-owner
                                                          of          Adirondack
                                                          Beverages    (producer
                                                          and  distributor    of
                                                          soft    drinks     and
                                                          sparkling/still
                                                          waters)       (October
                                                          1993-March 1995).   He
                                                          was a partner  of  The
                                                          New England Consulting
                                                          Group      (management
                                                          consulting       firm)
                                                          (December 1992-
                                                          September  1993).   He
                                                          was           managing
                                                          director of LVMH  U.S.
                                                          Corporation      (U.S.
                                                          subsidiary  of     the
                                                          French  luxury   goods
                                                          conglomerate,    Louis
                                                          Vuitton Moet Hennessey
                                                          Corporation)
                                                          (1987-1991) and
                                                          chairman  of  its wine
                                                          and            spirits
                                                          subsidiary,
                                                          Schieffelin &
                                                          Somerset       Company
                                                          (1987-1991).       Mr.
                                                          Armstrong     is     a
                                                          director or trustee of
                                                          29          investment
                                                          companies   for  which
                                                          Mitchell     Hutchins,
                                                          PaineWebber or one  of
                                                          their       affiliates
                                                          serves              as
                                                          investment    adviser.

E. Garrett Bewkes, Jr.**+; 73   Trustee and Chairman      Mr.   Bewkes    is   a
                                of the Board of           director    of   Paine
                                Trustees                  Webber Group Inc. ("PW
                                                          Group")       (holding
                                                          company of PaineWebber
                                                          and           Mitchell
                                                          Hutchins).  He  serves
                                                          as   a  consultant  to
                                                          PaineWebber (since May
                                                          1999).  Prior to 1996,
                                                          he was a consultant to
                                                          PW   Group.   Prior to
                                                          1988,  he was chairman
                                                          of      the     board,
                                                          president   and  chief
                                                          executive  officer  of
                                                          American      Bakeries
                                                          Company.   Mr.  Bewkes
                                                          is   a    director  of
                                                          Interstate    Bakeries
                                                          Corporation.       Mr.
                                                          Bewkes is  a  director
                                                          or   trustee  of    40
                                                          investment   companies
                                                          for which     Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one   of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

                                                          BUSINESS EXPERIENCE;
   NAME AND ADDRESS; AGE        POSITION WITH TRUST       OTHER DIRECTORSHIPS
   ---------------------        -------------------       --------------------

Richard R. Burt; 53             Trustee                   Mr.  Burt is  chairman
1275 Pennsylvania Ave, N.W.                               of  IEP  Advisors, LLP
Washington, DC  20004                                     (international
                                                          investments        and
                                                          consulting       firm)
                                                          (since March 1994) and
                                                          a  partner of McKinsey
                                                          &  Company (management
                                                          consulting firm)(since
                                                          1991).   He is  also a
                                                          director            of
                                                          Archer-Daniels-Midland
                                                          Co.      (agricultural
                                                          commodities),
                                                          Hollinger
                                                          International      Co.
                                                          (publishing)       and
                                                          Homestake Mining Corp.
                                                          (gold   mining),   six
                                                          investment   companies
                                                          in  the  Deutsche Bank
                                                          family of funds,  nine
                                                          investment   companies
                                                          in the Flag  Investors
                                                          family of  funds,  The
                                                          Central European Fund,
                                                          Inc. and  The  Germany
                                                          Fund,    Inc.,    vice
                                                          chairman   of   Anchor
                                                          Gaming       (provides
                                                          technology  to  gaming
                                                          and wagering industry)
                                                          (since July 1999)  and
                                                          chairman  of  Weirton
                                                          Steel Corp. (makes and
                                                          finishes         steel
                                                          products) (since April
                                                          1996).  He   was   the
                                                          chief  negotiator   in
                                                          the   Strategic   Arms
                                                          Reduction  Talks  with
                                                          the    former   Soviet
                                                          Union (1989-1991)  and
                                                          the U.S. Ambassador to
                                                          the  Federal  Republic
                                                          of             Germany
                                                          (1985-1989).  Mr. Burt
                                                          is   a    director  or
                                                          trustee      of     29
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or   one    of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

Mary C. Farrell**+; 50          Trustee                   Ms.   Farrell   is   a
                                                          managing     director,
                                                          senior      investment
                                                          strategist and  member
                                                          of  the     Investment
                                                          Policy   Committee  of
                                                          PaineWebber.       Ms.
                                                          Farrell         joined
                                                          PaineWebber  in  1982.
                                                          She is a member of the
                                                          Financial      Women's
                                                          Association        and
                                                          Women's       Economic
                                                          Roundtable and appears
                                                          as a regular  panelist
                                                          on  Wall  $treet  Week
                                                          with  Louis  Rukeyser.
                                                          She also serves on the
                                                          Board of  Overseers of
                                                          New York  University's
                                                          Stern     School    of
                                                          Business.  Ms. Farrell
                                                          is   a    director  or
                                                          trustee      of     28
                                                          investment   companies
                                                          for    which  Mitchell
                                                          Hutchins,  PaineWebber
                                                          or   one   of    their
                                                          affiliates  serves  as
                                                          investment    adviser.

Meyer Feldberg; 58              Trustee                   Mr. Feldberg  is  Dean
Columbia University                                       and    Professor    of
101 Uris Hall                                             Management   of    the
New York, NY  10027                                       Graduate    School  of
                                                          Business,     Columbia
                                                          University.  Prior  to
                                                          1989, he was president
                                                          of    the     Illinois
                                                          Institute           of
                                                          Technology.       Dean
                                                          Feldberg   is  also  a
                                                          director of  Primedia,
                                                          Inc.     (publishing),
                                                          Federated   Department
                                                          Stores, Inc. (operator
                                                          of  department stores)
                                                          and     Revlon,   Inc.
                                                          (cosmetics).      Dean
                                                          Feldberg is a director
                                                          or   trustee   of   37
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one   of   their
                                                          affiliates  serves  as
                                                          investment adviser.

                                                          BUSINESS EXPERIENCE;
   NAME AND ADDRESS; AGE        POSITION WITH TRUST       OTHER DIRECTORSHIPS
   ---------------------        -------------------       --------------------

George W. Gowen; 70             Trustee                   Mr. Gowen is a partner
666 Third Avenue                                          in  the  law  firm  of
New York, NY  10017                                       Dunnington,  Bartholow
                                                          & Miller. Prior to May
                                                          1994, he was a partner
                                                          in  the  law  firm  of
                                                          Fryer,  Ross  & Gowen.
                                                          Mr.   Gowen    is    a
                                                          director or trustee of
                                                          37          investment
                                                          companies  for   which
                                                          Mitchell     Hutchins,
                                                          PaineWebber  or one of
                                                          their       affiliates
                                                          serves as   investment
                                                          adviser.

Frederic V. Malek; 63           Trustee                   Mr. Malek  is chairman
1455 Pennsylvania Ave, N.W.                               of    Thayer   Capital
Suite 350                                                 Partners     (merchant
Washington, DC  20004                                     bank) and chairman  of
                                                          Thayer Hotel Investors
                                                          II     and     Lodging
                                                          Opportunities     Fund
                                                          (hotel      investment
                                                          partnerships).    From
                                                          January    1992     to
                                                          November 1992,  he was
                                                          campaign   manager  of
                                                          Bush-Quayle '92.  From
                                                          1990 to 1992,  he  was
                                                          vice    chairman  and,
                                                          from   1989   to 1990,
                                                          he  was  president  of
                                                          Northwest     Airlines
                                                          Inc.   and   NWA  Inc.
                                                          (holding    company of
                                                          Northwest     Airlines
                                                          Inc.).  Prior to 1989,
                                                          he was employed by the
                                                          Marriott   Corporation
                                                          (hotels,  restaurants,
                                                          airline   catering and
                                                          contract     feeding),
                                                          where he most recently
                                                          was an executive  vice
                                                          president          and
                                                          president of  Marriott
                                                          Hotels   and  Resorts.
                                                          Mr. Malek  is  also  a
                                                          director    of   Aegis
                                                          Communications,   Inc.
                                                          (tele-services),
                                                          American    Management
                                                          Systems,          Inc.
                                                          (management consulting
                                                          and  computer  related
                                                          services),   Automatic
                                                          Data  Processing, Inc.
                                                          (computing  services),
                                                          CB Richard Ellis, Inc.
                                                          (real           estate
                                                          services), FPL  Group,
                                                          Inc.         (electric
                                                          services),      Global
                                                          Vacation         Group
                                                          (packaged  vacations),
                                                          HCR/Manor  Care,  Inc.
                                                          (health  care),   SAGA
                                                          Systems,    Inc.   and
                                                          Northwest     Airlines
                                                          Inc.  Mr. Malek  is  a
                                                          director or trustee of
                                                          29          investment
                                                          companies  for   which
                                                          Mitchell     Hutchins,
                                                          PaineWebber  or one of
                                                          their       affiliates
                                                          serves   as investment
                                                          adviser.

                                                          BUSINESS EXPERIENCE;
   NAME AND ADDRESS; AGE        POSITION WITH TRUST       OTHER DIRECTORSHIPS
   ---------------------        -------------------       --------------------

Carl W. Schafer; 64             Trustee                   Mr.      Schafer    is
66 Witherspoon Street, #1100                              president   of     the
Princeton, NJ  08542                                      Atlantic    Foundation
                                                          (charitable foundation
                                                          supporting      mainly
                                                          oceanographic
                                                          exploration        and
                                                          research).  He    is a
                                                          director  of     Labor
                                                          Ready, Inc. (temporary
                                                          employment),   Roadway
                                                          Express,          Inc.
                                                          (trucking),        The
                                                          Guardian    Group   of
                                                          Mutual    Funds,   the
                                                          Harding,       Loevner
                                                          Funds,  E.I.I.  Realty
                                                          Trust      (investment
                                                          company),        Evans
                                                          Systems,   Inc. (motor
                                                          fuels,     convenience
                                                          store and  diversified
                                                          company),   Electronic
                                                          Clearing  House,  Inc.
                                                          (financial
                                                          transactions
                                                          processing),  Frontier
                                                          Oil   Corporation  and
                                                          Nutraceutix,      Inc.
                                                          (biotechnology
                                                          company).   Prior   to
                                                          January  1993,  he was
                                                          chairman    of     the
                                                          Investment    Advisory
                                                          Committee    of    the
                                                          Howard Hughes  Medical
                                                          Institute. Mr. Schafer
                                                          is   a   director   or
                                                          trustee      of     29
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one   of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

Brian M. Storms*+; 45           Trustee                   Mr.     Storms      is
                                                          president  and   chief
                                                          operating  officer  of
                                                          Mitchell      Hutchins
                                                          (since  March   1999).
                                                          Mr.      Storms    was
                                                          president           of
                                                          Prudential Investments
                                                          (1996-1999).  Prior to
                                                          joining    Prudential,
                                                          he   was   a  managing
                                                          director  at  Fidelity
                                                          Investments.       Mr.
                                                          Storms is  a  director
                                                          or   trustee   of   29
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one   of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

Thomas Disbrow***; 34           Vice President and        Mr.   Disbrow   is   a
                                Assistant Treasurer       first  vice  president
                                                          and a  senior  manager
                                                          of   the  mutual  fund
                                                          finance department  of
                                                          Mitchell     Hutchins.
                                                          Prior   to    November
                                                          1999,  he  was a  vice
                                                          president  of   Zweig/
                                                          Glaser  Advisers.  Mr.
                                                          Disbrow  is   a   vice
                                                          president          and
                                                          assistant    treasurer
                                                          of    30    investment
                                                          companies  for   which
                                                          Mitchell     Hutchins,
                                                          PaineWebber   or   one
                                                          of   their  affiliates
                                                          serves  as  investment
                                                          adviser.

Kris L. Dorr*; 36               Vice President            Ms.  Dorr  is a  first
                                                          vice  president and  a
                                                          portfolio  manager  in
                                                          the         short-term
                                                          strategies  group   of
                                                          Mitchell     Hutchins.
                                                          Ms.  Dorr  is  a  vice
                                                          president    of    one
                                                          investment company for
                                                          which         Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one   of   their
                                                          affiliates  serves  as
                                                          investment adviser.

                                                          BUSINESS EXPERIENCE;
   NAME AND ADDRESS; AGE        POSITION WITH TRUST       OTHER DIRECTORSHIPS
   ---------------------        -------------------       --------------------

Elbridge T. Gerry III*; 43      Vice President            Mr.    Gerry    is   a
                                                          managing director  and
                                                          a    portfolio manager
                                                          of Mitchell  Hutchins.
                                                          Prior      to  January
                                                          1996,  he   was   with
                                                          J.P.  Morgan   Private
                                                          Banking where  he  was
                                                          responsible        for
                                                          managing     municipal
                                                          assets,      including
                                                          several municipal bond
                                                          funds.  Mr.  Gerry  is
                                                          a  vice  president  of
                                                          six         investment
                                                          companies  for   which
                                                          Mitchell     Hutchins,
                                                          PaineWebber or  one of
                                                          their       affiliates
                                                          serves  as  investment
                                                          adviser.

John J. Lee***; 32              Vice President and        Mr.  Lee   is   a vice
                                Assistant Treasurer       president     and    a
                                                          manager of the  mutual
                                                          fund           finance
                                                          department of Mitchell
                                                          Hutchins.     Prior to
                                                          September 1997, he was
                                                          an   audit manager  in
                                                          the financial services
                                                          practice  of   Ernst &
                                                          Young  LLP. Mr. Lee is
                                                          a  vice  president and
                                                          assistant treasurer of
                                                          30          investment
                                                          companies  for   which
                                                          Mitchell     Hutchins,
                                                          PaineWebber   or   one
                                                          of   their  affiliates
                                                          serves  as  investment
                                                          adviser.

Kevin J. Mahoney***; 34         Vice President and        Mr.   Mahoney   is   a
                                Assistant Treasurer       first  vice  president
                                                          and  a senior  manager
                                                          of   the  mutual  fund
                                                          finance  department of
                                                          Mitchell     Hutchins.
                                                          From    August    1996
                                                          through   March  1999,
                                                          he was the manager  of
                                                          the  mutual       fund
                                                          internal       control
                                                          group of Salomon Smith
                                                          Barney.    Prior    to
                                                          August 1996, he was an
                                                          associate          and
                                                          assistant    treasurer
                                                          of           BlackRock
                                                          Financial   Management
                                                          L.P.  Mr. Mahoney is a
                                                          vice   president   and
                                                          assistant    treasurer
                                                          of 30       investment
                                                          companies  for   which
                                                          Mitchell     Hutchins,
                                                          PaineWebber or one  of
                                                          their       affiliates
                                                          serves  as  investment
                                                          adviser.

Michael H. Markowitz*; 35       Vice President            Mr.  Markowitz  is   a
                                                          first  vice  president
                                                          and   a      portfolio
                                                          manager in  the short-
                                                          term  strategies group
                                                          of Mitchell  Hutchins.
                                                          Mr.  Markowitz   is  a
                                                          vice president  of one
                                                          investment company for
                                                          which         Mitchell
                                                          Hutchins,  PaineWebber
                                                          or   one    of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

Dennis McCauley*; 53            Vice President            Mr.  McCauley   is   a
                                                          managing  director and
                                                          chief       investment
                                                          officer--fixed  income
                                                          of  Mitchell Hutchins.
                                                          Mr.  McCauley   is   a
                                                          vice president of   20
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or   one    of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

Kevin P. McIntyre*; 33          Vice President            Mr.   McIntyre   is  a
                                                          vice president  and  a
                                                          portfolio  manager  of
                                                          Mitchell     Hutchins.
                                                          Mr. McIntyre is a vice
                                                          president    of    two
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one   of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

                                                          BUSINESS EXPERIENCE;
   NAME AND ADDRESS; AGE        POSITION WITH TRUST       OTHER DIRECTORSHIPS
   ---------------------        -------------------       --------------------

Ann E. Moran***; 43             Vice President and        Ms. Moran   is  a vice
                                Assistant Treasurer       president     and    a
                                                          manager of  the mutual
                                                          fund           finance
                                                          department of Mitchell
                                                          Hutchins.  Ms.   Moran
                                                          is  a  vice  president
                                                          and          assistant
                                                          treasurer     of    30
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one    of  their
                                                          affiliates  serves  as
                                                          investment    adviser.

Dianne E. O'Donnell**; 48       Vice President            Ms.  O'Donnell   is  a
                                and Secretary             senior vice  president
                                                          and    deputy  general
                                                          counsel  of   Mitchell
                                                          Hutchins.          Ms.
                                                          O'Donnell  is  a  vice
                                                          president          and
                                                          secretary    of     30
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one   of   their
                                                          affiliates   serves as
                                                          investment    adviser.

Susan P. Ryan*; 40              Vice President            Ms.  Ryan is a  senior
                                                          vice  president  and a
                                                          portfolio   manager of
                                                          Mitchell     Hutchins.
                                                          Ms.    Ryan  is a vice
                                                          president      of  six
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one   of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

Paul H. Schubert***; 37         Vice President            Mr.  Schubert   is   a
                                and Treasurer             senior vice  president
                                                          and the   director  of
                                                          the    mutual     fund
                                                          finance  department of
                                                          Mitchell     Hutchins.
                                                          Mr. Schubert is a vice
                                                          president          and
                                                          treasurer     of    30
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or   one    of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

Barney A. Taglialatela***; 39   Vice President and        Mr. Taglialatela  is a
                                Assistant Treasurer       vice president   and a
                                                          manager of  the mutual
                                                          fund           finance
                                                          department of Mitchell
                                                          Hutchins.
                                                          Mr. Taglialatela  is a
                                                          vice   president   and
                                                          assistant treasurer of
                                                          30          investment
                                                          companies  for   which
                                                          Mitchell     Hutchins,
                                                          PaineWebber   or   one
                                                          of   their  affiliates
                                                          serves  as  investment
                                                          adviser.

Debbie Vermann*; 41             Vice President            Ms.   Vermann   is   a
                                                          vice president  and  a
                                                          portfolio   manager of
                                                          Mitchell     Hutchins.
                                                          Ms. Vermann is a  vice
                                                          president     of  four
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or   one   of    their
                                                          affiliates      serves
                                                          as investment adviser.

Keith A. Weller**; 39           Vice President and        Mr. Weller is a  first
                                Assistant Secretary       vice   president   and
                                                          associate      general
                                                          counsel  of   Mitchell
                                                          Hutchins.  Mr.  Weller
                                                          is   a vice  president
                                                          and          assistant
                                                          secretary     of    29
                                                          investment   companies
                                                          for   which   Mitchell
                                                          Hutchins,  PaineWebber
                                                          or    one   of   their
                                                          affiliates  serves  as
                                                          investment    adviser.

-------------
*       This  person's  business  address is 51 West 52nd Street,  New   York,
        New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the funds as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber and/or PW Group.


         The Trust pays each board member who is not an "interested person" of the Trust $1,000 for each series annually and up to $150 per series for attending each board meeting and each separate meeting of a board committee. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Because Mitchell Hutchins performs substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

         The  table  below  includes   certain   information   relating  to  the
compensation of the Trust's current board members who held office with the Trust or with other PaineWebber funds during the periods indicated.

                               COMPENSATION TABLE+


                                              ESTIMATED
                                              AGGREGATE       TOTAL COMPENSATION
                                          COMPENSATION FROM         FROM THE
    NAME OF PERSON, POSITION                  THE TRUST*         FUND COMPLEX**

Richard Q. Armstrong,
    Trustee..............................      $  8,180           $  104,650
Richard R. Burt,
    Trustee..............................         8,180              102,850
Meyer Feldberg,
    Trustee..............................         8,180              143,650
George W. Gowen,
    Trustee..............................         9,994              138,400
Frederic V. Malek,
    Trustee..............................         8,180              104,650
Carl W. Schafer,
    Trustee..............................         8,180              104,650
--------------------
+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.

* Represents fees estimated to be paid to each board member by the Trust during the funds' first full fiscal year of operations ending April 30, 2001.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1999, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

         PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES. As of August 1, 2000, trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.

         As of August 1, 2000, no shareholders were shown in the funds' records as owning 5% or more of a fund's shares.

        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

         INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the Trust's investment adviser and administrator for each fund pursuant to separate contracts with the Trust (respectively, "Cash Reserves Contract" and "Liquid Assets Contract"; collectively, "Advisory Contracts"). During the fiscal period February 14, 2000 (commencement of operations) to April 30, 2000, Cash Reserves Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $191,184 of which $38,205 was waived. During the fiscal period February 14, 2000 (commencement of operations) to April 30, 2000, Liquid Assets Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $21,138 (all of which was waived).

         Under the Cash Reserves Contract, Cash Reserves Fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the rate of 0.33% of average daily net assets. Under the terms of the Cash Reserves Contract, Cash Reserves Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the fund include the following (or the fund's proportionate share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.

         Under the terms of the Liquid Assets Contract, Mitchell Hutchins manages the investment operations of Liquid Assets Fund and also administers the fund's business affairs. In return, Liquid Assets Fund will pay to Mitchell Hutchins a fee, computed daily and paid monthly. Where the services are provided directly by Mitchell Hutchins or an affiliate, the fees will be limited to reimbursement of Mitchell Hutchins' direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where Mitchell Hutchins arranges for an unaffiliated person to provide services, the fund will reimburse Mitchell Hutchins for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the fund will pay the service provider directly. (These fees and expenses of the fund are referred to as "Direct Expenses.") Mitchell Hutchins has advised the fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the fund for its initial fiscal year. These expenses are estimated amounts in addition to other expenses of the fund. Mitchell Hutchins periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the fund.

         The Direct Expenses borne by Liquid Assets Fund will include the following (or the fund's proportionate share of the following): (1) expenses of paying the salaries and expenses of the Trust's officers and other personnel engaged in administering the Trust's business; (2) expenses of monitoring financial and shareholder accounting services provided by the Trust's custodian and transfer agent, respectively; (3) expenses of responding to shareholder inquiries and disseminating information to shareholders; (4) expenses of monitoring compliance with the Trust's registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (5) expenses of preparing semi-annual and annual reports to shareholders; (6) expenses of preparing filings required by the SEC; (7) expenses of assisting in the preparation of federal, state and local tax returns; (8) expenses of assisting with the payment of notice filing fees under state securities laws; (9) expenses of organizing annual and special meetings of shareholders; (10) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith; (11) expenses incurred on behalf of the fund by Mitchell Hutchins under the Liquid Assets Contract; (12) expenses of organizing the Trust and the fund; (13) filing fees and expenses relating to the registration and qualification of the fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (14) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or Mitchell Hutchins; (15) all expenses incurred in connection with the trustees' services, including travel expenses; (16) taxes (including any income or franchise taxes) and governmental fees; (17) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (18) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (19) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (20) charges of custodians, transfer agents and other agents (including any lending agent); (21) costs of preparing any share certificates; (22) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (23) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (24) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or the fund; (25) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (26) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (27) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (28) costs of mailing, stationery and communications equipment; (29) expenses incident to any dividend, withdrawal or redemption options; (30) charges and expenses of any outside pricing service used to value portfolio securities; and (31) interest on borrowings of the fund; and (32) any other costs and expenses incurred in managing the portfolio of the fund.

         General expenses of the Trust not readily identifiable as belonging to a fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by Mitchell Hutchins under the Advisory and Administration Contracts, as discussed above, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

         Under the Advisory and Administration Contracts, Mitchell Hutchins will not be liable for any error of judgment of mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contracts terminate automatically upon assignment, and each is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the fund.

         SECURITIES LENDING. During the fiscal period from February 14, 2000 (commencement of operations) to April 30, 2000, the funds paid no fees to PaineWebber for its services as securities lending agent because the funds did not engage in any securities lending activities.

         NET ASSETS. The following table shows the approximate net assets as of July 31, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                  NET ASSETS
                           INVESTMENT CATEGORY                      ($MIL)

   Domestic (excluding Money  Market)...................           $9,156.5
   Global...............................................            4,703.4
   Equity/Balanced......................................            9,585.7
   Fixed Income (excluding Money Market)................            4,274.2
            Taxable Fixed Income........................            2,859.4
            Tax-Free Fixed Income.......................            1,414.8
   Money Market Funds...................................           39,450.0



         DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each fund's shares under a distribution contract with the Trust, which requires Mitchell Hutchins to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114.

                             PORTFOLIO TRANSACTIONS

         The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

         For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

         Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.

         During the fiscal period February 14, 2000 (commencement of operations) to April 30, 2000, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.

         Investment decisions for a fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

         As of April 30, 2000, each fund owned securities issued by the following companies that are its regular broker-dealers:

CASH RESERVES FUND

                       ISSUER          TYPE OF SECURITY           VALUE
                       ------          ----------------           -----
   Merrill Lynch & Co., Inc.           Commercial Paper         $9,999,163

LIQUID ASSETS FUND

                       ISSUER          TYPE OF SECURITY           VALUE
                       ------          ----------------           -----
   American Express Credit Corp.       Commercial Paper        $14,965,000


                       ADDITIONAL PURCHASE AND REDEMPTION
                       INFORMATION; SERVICE ORGANIZATIONS

         ADDITIONAL PURCHASE INFORMATION. Shares of the funds are primarily offered to the eligible benefit plans that participate in the programs described in the funds' Prospectuses. A listing of the types of eligible benefit plans that may buy fund shares is included in the Prospectuses. A PaineWebber or Mitchell Hutchins client who applies to participate in a program described in the applicable fund's Prospectus will be eligible to purchase shares of that fund upon acceptance of the application by PaineWebber. Eligibility of participants is within the discretion of PaineWebber. In the event a client of PaineWebber leaves a program, the client may not continue to hold shares of the fund.

         Each fund may, subject to approval by the board, accept securities in which the fund is authorized to invest as consideration for the issuance of its shares, provided that the value of the securities is at least equal to the net asset value of the fund's shares at the time the transaction occurs. A fund may accept or reject any such securities in its discretion.

         ADDITIONAL REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

         Under normal circumstances, the funds will redeem shares when so requested by a shareholder's broker-dealer, the shareholder's Financial Advisor or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by Mitchell Hutchins. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

         SERVICE ORGANIZATIONS. The funds may authorize service organizations, and their agents, to accept on their behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The funds will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES

         The funds' net asset values per share are determined by the funds' custodian, State Street Bank and Trust Company, twice each business day at noon and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days when the New York Stock Exchange is open, except Columbus Day and Veterans Day. Generally, the net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

         Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

         The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

         In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

         The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

         TOTAL  RETURN   CALCULATIONS.   Average   annual  total  return  quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

          P(1 + T)n  =    ERV
       where:      P =    a hypothetical initial payment of $1,000 to purchase
                          shares
                   T =    average annual total return of shares
                   n =    number of years
                 ERV =    ending redeemable value of a hypothetical $1,000
                          payment at the beginning of that period.

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

         Each fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

         CASH RESERVES FUND

          INCEPTION DATE                                             (2/14/00)
          Inception to April 30, 2000:

                   Standardized Return...........................      1.18%


         LIQUID ASSETS FUND

          INCEPTION DATE                                             (2/14/00)
          Inception to April 30, 2000:

                   Standardized Return...........................      1.24%


         CALCULATION OF YIELD. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. The funds from time to time advertise (1) their current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield. The funds may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (E.G., one-day yield, 30-day yield).

         For the seven day period ended April 30, 2000, the yield and effective yield of the funds was as follows:

                                        YIELD           EFFECTIVE YIELD

          Cash Reserves Fund            5.75%                5.91%
          Liquid Assets Fund            5.99%                6.17%

         OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, a fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

         The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

         The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on fund shares are reinvested by being paid in additional fund shares, any future income of the funds would increase the value, not only of the original funds' investments, but also of the additional fund shares received through reinvestment. As a result, the value of the funds' investment would increase more quickly than if dividends had been paid in cash. The funds may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

         To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

         DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.

         VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

         The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

         PRIOR NAME. Prior to July 28, 1999, the Trust was known as "Mitchell Hutchins Institutional Series."

         CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the funds. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the funds' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

         COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

         AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.

                              FINANCIAL STATEMENTS

         Each fund's Annual Report to Shareholders for its initial fiscal period ended April 30, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION
CONTAINED OR   REFERRED TO  IN A FUND'S
PROSPECTUS  AND   THIS   STATEMENT   OF
ADDITIONAL  INFORMATION.  THE FUNDS AND
THEIR DISTRIBUTOR  HAVE  NOT AUTHORIZED              LIR Cash Reserves Fund
ANYONE  TO PROVIDE YOU WITH INFORMATION              LIR Liquid Assets Fund
THAT IS DIFFERENT. THE PROSPECTUSES AND
THIS      STATEMENT    OF    ADDITIONAL
INFORMATION  ARE  NOT  AN OFFER TO SELL      -----------------------------------
SHARES   OF   THE      FUNDS   IN   ANY
JURISDICTION  WHERE  THE FUNDS OR THEIR      Statement of Additional Information
DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE
SHARES.                                                       September 1, 2000

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